Average Annual Total Returns - VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF 1 Year	VictoryShares US Small Cap Volatility Wtd ETF Life of Fund		VictoryShares US Small Cap Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares US Small Cap Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares US Small Cap Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US Small Cap Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		Russell 2000® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund		Nasdaq Victory US Small Cap 500 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Small Cap 500 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	23.53%	9.41%	[1]	23.11%	9.09%	[1]	14.19%	7.37%	[1]	25.53%	8.20%	[1]	24.00%	9.74%	[1]

[1]	Inception date is July 8, 2015.